Stock-Based Compensation (Tables)	12 Months Ended
Dec. 31, 2017
Disclosure of Compensation Related Costs, Share-based Payments [Abstract]
Summary of Restricted and Deferred Stock Activity
A summary of restricted and deferred stock activity follows:

Number of shares
Non-vested shares outstanding at January 1, 2017	1,321,292
Awarded:
Time-vesting	144,141
Performance-based	149,843
Released:
Time-vesting	(351,403)
Performance-based	(115,732)
Forfeitures:
Time-vesting	(35,550)
Performance-based	(58,749)
Non-vested shares outstanding at December 31, 2017	1,053,842

Summary of Average Grant-Date Fair Value of Restricted Stock	he average grant-date fair value of restricted stock awarded in 2017, 2016 and 2015 follows:

	2017	2016	2015
Time-vested	$55.55	$51.04	$53.65
Performance-based	51.90	51.18	49.50

Schedule of Weighted Average Assumptions on Performance-Based Shares
The fair values of the performance-based awards that include a market condition were calculated using a Monte Carlo valuation model and the following weighted average assumptions:

	2017	2016	2015
Risk-free interest rate	1.4%	1.2%	1.1%
Expected term (years)	3	3	3
Expected stock price volatility	21.1%	19.8%	17.4%